Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	August 2010
Payment Date	9/15/2010
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,932,172.02

Principal:
Principal Collections	$22,034,473.40
Prepayments in Full	$11,654,684.53
Liquidation Proceeds	$465,756.85
Recoveries	$15,537.33

Sub Total	$34,170,452.11

Collections	$38,102,624.13

Purchase Amounts:
Purchase Amounts Related to Principal	$176,749.81
Purchase Amounts Related to Interest	$892.42

Sub Total	$177,642.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$38,280,266.36

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	August 2010
Payment Date	9/15/2010
Transaction Month	5
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,280,266.36
Servicing Fee	$856,573.16	$856,573.16	$0.00	$0.00	$37,423,693.20
Interest — Class A-1 Notes	$33,041.92	$33,041.92	$0.00	$0.00	$37,390,651.28
Interest — Class A-2 Notes	$122,280.00	$122,280.00	$0.00	$0.00	$37,268,371.28
Interest — Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$36,848,171.28
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$36,589,096.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,589,096.28
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$36,510,840.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,510,840.86
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$36,453,417.53
Third Priority Principal Payment	$3,502,678.73	$3,502,678.73	$0.00	$0.00	$32,950,738.80
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$32,878,513.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,878,513.80
Regular Principal Payment	$99,850,204.82	$32,878,513.80	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$38,280,266.36

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$3,502,678.73
Regular Principal Payment	$32,878,513.80

Total	$36,381,192.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
		Original		Original		Original Balance
	Actual	Balance	Actual	Balance	Actual
Class A-1 Notes	$36,381,192.53	$127.65	$33,041.92	$0.12	$36,414,234.45	$127.77
Class A-2 Notes	$0.00	$0.00	$122,280.00	$0.60	$122,280.00	$0.60
Class A-3 Notes	$0.00	$0.00	$420,200.00	$1.10	$420,200.00	$1.10
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$36,381,192.53	$40.04	$1,042,500.67	$1.15	$37,423,693.20	$41.19

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	August 2010
Payment Date	9/15/2010
Transaction Month	5
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$103,352,883.55	0.3626417	$66,971,691.02	0.2349884
Class A-2 Notes	$203,800,000.00	1.0000000	$203,800,000.00	1.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$908,602,883.55	0.8333895	$872,221,691.02	0.8000199

Pool Information
Weighted Average APR		4.552%		4.530%
Weighted Average Remaining Term		51.85		51.05
Number of Receivables Outstanding		50,491		49,253
Pool Balance		$1,027,887,793.14		$993,366,026.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)		$914,088,779.72		$883,700,204.82
Pool Factor		0.8565732		0.8278051

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance				$11,999,998.86
Targeted Credit Enhancement Amount				$14,900,490.39
Yield Supplement Overcollateralization Amount				$109,665,821.31
Targeted Overcollateralization Amount				$112,566,312.84
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)				$121,144,335.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance				$11,999,998.86
Reserve Account Deposits Made				$0.00
Reserve Account Draw Amount				$0.00

Ending Reserve Account Balance				$11,999,998.86
Change in Reserve Account Balance				$0.00

Specified Reserve Balance				$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	August 2010
Payment Date	9/15/2010
Transaction Month	5
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	151	$190,102.42
(Recoveries)	6	$15,537.33

Net Losses for Current Collection Period		$174,565.09
Cumulative Net Losses Last Collection Period		$335,850.30

Cumulative Net Losses for all Collection Periods		$510,415.39

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.20%

Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.79%	383	$7,861,914.42
61-90 Days Delinquent	0.07%	31	$665,101.30
91-120 Days Delinquent	0.03%	10	$252,081.74
Over 120 Days Delinquent	0.01%	7	$135,395.68

Total Delinquent Receivables	0.90%	431	$8,914,493.14

Repossesion Inventory:

Repossesed in the Current Collection Period		29	$628,371.01
Total Repossesed Inventory		39	$889,657.84

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2017%
Preceding Collection Period			0.1283%
Current Collection Period			0.2073%
Three Month Average			0.1791%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0483%
Preceding Collection Period			0.0792%
Current Collection Period			0.0975%
Three Month Average			0.0750%